ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$

Advance from end users	40,578	66,679	10,747
Business tax and other taxes payable	4,031	4,360	703
Deferred government grant	17,925	14,016	2,259
Professional fees payable	15,442	11,323	1,825
Promotional events payables	3,752	10,869	1,752
Advertising and sponsorship payable	902	2,267	365
Others	5,616	8,478	1,365

	88,246	117,992	19,016